Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000215087 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215087 | U.S. Government Agency Adjustable Rate Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215087 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215087 | U.S. Government Agency Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215087 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215087 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000215087 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	80.30%
C000024691 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024691 | U.S. Government Agency Adjustable Rate Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024691 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024691 | U.S. Government Agency Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024691 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024691 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000024691 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	80.30%